Provision for Taxes on Income (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred income taxes on certain current-year funds earned outside of the U.S.	$ 9	$ 9	$ 39
Deferred tax asset write - off			21.3
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Tax adjustments, settlements, and unusual provisions	29.3	9.5	33.4
Various Foreign Country Tax Authorities
Income Taxes [Line Items]
Tax adjustments, settlements, and unusual provisions	$ 2.7